Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [line items]
Disclosure of number and weighted average exercise prices of share options [text block]
The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

	December 31, 2017		December 31, 2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,850,000	$0.36	973,800	$0.55
Expired	(650,000)	0.46	(323,800)	0.72
Granted	-	-	5,200,000	0.35
Outstanding, end of year	5,200,000	$0.35	5,850,000	$0.36

Disclosure of detailed information about outstanding and exercisable stock options [text Block]
As at December 31, 2017, the Company had outstanding and exercisable stock options, with a weighted average remaining contractual life of 3.6 years, to purchase an aggregate 5,200,000 common shares as follows:

	Options Outstanding		Options Exercisable
Expiry Date			Number of Options	Weighted Average Exercise Price
August 10, 2021	5,200,000	$0.35	3,900,000	$0.35
	5,200,000	$0.35	3,900,000	$0.35

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The share-based compensation expense was determined using the Black-Scholes option pricing model, based on the following terms and assumptions:

Year of Grant	Year ended December 31, 2016
Dividend Yield	0%
Risk free interest rate	0.54%
Expected life	2.6 to 3.5 years
Expected volatility (1)	92% to 97%
Weighted average grant date fair value of the options granted	$0.19

(1) Determined based on historical volatility of the Company’s share price.

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of DSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding, December 31, 2015	276,340	$0.09	3,650,000	$0.11
Redeemed	(190,970)	0.13	-	-
Granted	376,034	0.24	1,900,000	0.33
Outstanding, December 31, 2016	461,404	0.20	5,550,000	0.19
Granted	662,440	0.19	-	-
Outstanding, December 31, 2017	1,123,844	$0.19	5,550,000	$0.19

Disclosure of detailed information about outstanding and exercisable stock warrants [text Block]
	Warrants Outstanding and Exercisable
Expiry Date	Number of Warrants	Weighted Average Exercise Price
July 7, 2018	2448000	0.25
	$2,448,000	$0.25

Disclosure of detailed information about summary of the changes to the reserves [text Block]
A summary of the changes to the reserves is summarized below as follows:

	Share Options and Units	Warrants	Unexercised Share Options, Units and Warrants	Normal Course Issuer Bid	Total
Balance, December 31, 2015	$234	$1,722	$11,834	$604	$14,394
Deferred share units exercised	(24)	-	-	-	(24)
Share-based compensation	1,104	-	-	-	1,104
Stock options expired	(114)	-	114	-	-
Warrants exercised	-	(41)	-	-	(41)
Warrants expired	-	(226)	226	-	-
Warrants issued	-	440	-	-	440
Balance, December 31, 2016	1,200	1,895	12,174	604	15,873
Share-based compensation	842	-	-	-	842
Stock options expired	(143)	-	143	-	-
Warrants expired	-	(1,456)	1,456	-	-
Balance, December 31, 2017	$1,899	$439	$13,773	$604	$16,715

Warrants [Member]
Disclosure of reserves within equity [line items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The fair value ($440,000 – see Note 11) of warrants, issued during the year ended December 31, 2016, was determined using the Black-Scholes option pricing model, based on the following terms and assumptions:

Year of Grant	Year ended December 31, 2016
Dividend Yield	0%
Risk free interest rate	0.47%
Expected life	2 years
Expected volatility (1)	109%
Weighted average grant date fair value of the warrants issued	$0.18

(1) Determined based on historical volatility of the Company’s share price.

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
As at December 31, 2017, the Company has outstanding exercisable warrants to purchase an aggregate 2,448,000 common shares, with a remaining contractual life of 6 months, as follows:

	December 31, 2017		December 31, 2016
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	16,734,000	$0.46	16,908,360	$0.48
Exercised	-	-	(406,200)	0.35
Expired	(14,286,000)	0.50	(2,216,160)	0.35
Issued	-	-	2,448,000	0.25
Outstanding, end of period	2,448,000	$0.25	16,734,000	$0.46